Offerings	Feb. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	1.a. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee for all securities that may be offered in primary offerings by the registrant. 1.b. There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants and depositary shares as may from time to time be offered hereunder at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities of Antero Midstream Corporation (the "Registrant") as may be issued upon conversion of or exchange for preferred stock or debt securities, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for any of these securities. 1.c. The proposed maximum aggregate offering price will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	144,033,190
Carry Forward Form Type	S-3
Carry Forward File Number	333-263651
Carry Forward Initial Effective Date	Mar. 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 132,247.00
Offering Note	6.a. Pursuant to Rule 416(a) under the Securities Act, the amount of common stock being registered on behalf of the selling stockholders shall be adjusted to include any additional common stock that may become issuable as a result of any distribution, split, combination or similar transaction. 6.b. In accordance with Rule 415(a)(6) under the Securities Act, this Registration Statement carries over, as of the date of filing of this Registration Statement, 144,033,190 shares of common stock previously registered under the Registrant's registration statement on Form S-3 (File No. 333-263651) (which we refer to as the "Prior Registration Statement"), which was filed with the SEC and became automatically effective on March 17, 2022, which shares remain unsold under the Prior Registration Statement (which we refer to as the "Previously Registered Unsold Securities"). In connection with the registration of the offering and sale of the Previously Registered Unsold Securities under the Prior Registration Statement, the Registrant previously paid the applicable registration fee (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) (which we refer to as the "Previously Paid Registration Fee"), which will continue to be applied to the Previously Registered Unsold Securities, and the Registrant hereby offsets any registration fee that may be due under this Registration Statement by the amount of the Previously Paid Registration Fee relating to the Previously Registered Unsold Securities. Accordingly, no registration fee is due upon the filing of this Registration Statement. 6.c. The proposed maximum offering price per share of common stock will be determined by the selling stockholders from time to time in connection with, and at the time of, the sale by a selling stockholder of such securities.